Subsequent events (Details) - shares shares in Millions		12 Months Ended
	Jan. 29, 2019	Dec. 31, 2018
Subsequent events
Subsequent event, description		On January 29, 2019, the Board of Directors of the Company approved a new NCIB, which allows for the repurchase of up to 22 million common shares between February 1, 2019 and January 31, 2020, at prevailing market prices plus brokerage fees, or such other prices may be permitted by the Toronto Stock Exchange.
Subsequent Event [Member]
Subsequent events
Subsequent event, date	Jan. 29, 2019
Common shares approved for repurchase (in shares)	22